DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	$ 14,743	$ 15,855
Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	2,706	1,702
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	12,037	14,153
Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	974
Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	867
1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	1,732
1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	6,591
Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	4,579
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	3,274	4,626
Foreign exchange contracts | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	1,723	1,416
Foreign exchange contracts | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	1,551	3,210
Foreign exchange contracts | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	867
Foreign exchange contracts | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	438
Foreign exchange contracts | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	856
Foreign exchange contracts | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	510
Foreign exchange contracts | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Foreign exchange contracts | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	603
Interest rate swaps, cross currency interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	11,265	10,996
Interest rate swaps, cross currency interest rate swaps and other | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	779	53
Interest rate swaps, cross currency interest rate swaps and other | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	10,486	10,943
Interest rate swaps, cross currency interest rate swaps and other | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	75
Interest rate swaps, cross currency interest rate swaps and other | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	429
Interest rate swaps, cross currency interest rate swaps and other | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	704
Interest rate swaps, cross currency interest rate swaps and other | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	6,081
Interest rate swaps, cross currency interest rate swaps and other | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Interest rate swaps, cross currency interest rate swaps and other | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	3,976
Inflation linked swaps | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	172	167
Inflation linked swaps | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Inflation linked swaps | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	172
Inflation linked swaps | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	32	66
Commodity contracts | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	32	$ 66
Commodity contracts | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	32
Commodity contracts | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	0
Commodity contracts | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	$ 0